Details of Significant Accounts - Summary of Deferred Income Tax Assets Or Liabilities As a Result of Temporary Differences (Details) - Temporary Differences - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Deferred Tax Liability Asset [Line Items]
Beginning balance	$ 76	$ 79	$ 81
Recognized in profit or loss	(79)
Recognized in other comprehensive income	$ 3	(3)	(2)
Ending balance		$ 76	$ 79